Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of commitments and contingencies [Line Items]
Cash collateral on securities lent	$ 8,081	$ 4,853
Personal, home equity, and credit card lines [member] | Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitment	$ 179,200	$ 167,300